Common Stock	12 Months Ended
Jul. 31, 2014
Common Stock [Abstract]
Common Stock

Note 7. Common Stock

During the year ended July 31, 2014, the Company issued 15,791,774 shares of common stock to third parties for the conversion of convertible notes payable and accrued interest in the amount of $315,835.